Schedule of Financial Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Carrying Amount		$ 712,900
Revolving Credit Facility | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair Value		712,900
5.875 Percent Senior Notes due April 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Carrying Amount	350,000	350,000
5.875 Percent Senior Notes due April 2021 | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair Value	370,125	350,221
6.125 Percent Senior Notes due July 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Carrying Amount	750,000
6.125 Percent Senior Notes due July 2022 | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair Value	810,000
4.875 Percent Senior Notes due May 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Carrying Amount	1,400,000
4.875 Percent Senior Notes due May 2023 | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair Value	$ 1,428,882